CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Ordinary shares. Class A ordinary shares CNY (¥) shares	Ordinary shares. Class B ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Additional paid-in capital. CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	Tuanche Limited shareholders' CNY (¥)	Noncontrolling Interest CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance at Dec. 31, 2018	¥ 166	¥ 35			¥ 1,077,183	¥ (468,026)	¥ (7,368)	¥ 601,990				¥ 601,990
Balance (in shares) at Dec. 31, 2018 | shares	245,520,086	55,260,580	(11,489,258)	(11,489,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares	¥ 7				(7)
Grant of restricted shares (in shares) | shares	11,527,950		(11,527,950)	(11,527,950)
Forfeit of restricted shares (in shares) | shares	(733,764)		733,764	733,764
Shares issuance for vested of restricted shares					109,968			109,968				109,968
Shares issuance for vested of restricted shares (in Shares) | shares			13,070,570	13,070,570
Share-based compensation to nonemployee					433			433				433
Repurchase of restricted shares from employees			¥ (32,784)					(32,784)				(32,784)
Repurchase of restricted shares from employees (in shares) | shares			(6,358,500)	(6,358,500)
Repurchase of shares			¥ (13,749)					(13,749)				(13,749)
Repurchase of shares (Shares) | shares			(1,710,952)	(1,710,952)
Net loss						(250,640)		(250,640)	¥ (659)			(251,299)
Foreign currency translation adjustments							8,416	8,416				8,416
Balance at Dec. 31, 2019	¥ 173	¥ 35	¥ (46,533)	$ (17,282,326)	1,187,577	(718,666)	1,048	423,634	(659)			422,975
Balance (in shares) at Dec. 31, 2019 | shares	256,314,272	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Grant of restricted shares	¥ 3				(3)
Grant of restricted shares (in shares) | shares	3,890,000		(3,890,000)	(3,890,000)
Forfeit of restricted shares	¥ (2)				2
Forfeit of restricted shares (in shares) | shares	(3,186,301)		3,186,301	3,186,301
Shares issuance for vested of restricted shares					17,448			17,448				17,448
Shares issuance for vested of restricted shares (in Shares) | shares			2,998,978	2,998,978
Shares issuance to nonemploye			¥ 647		(647)
Number of shares issued | shares			80,000	80,000
Shares issuance for the acquisition of a subsidiary	¥ 7				16,962			16,969				16,969
Shares issuance for the acquisition of a subsidiary ( in shares) | shares	8,366,444
Net loss						(163,034)		(163,034)	(444)			(163,478)
Foreign currency translation adjustments							(6,853)	(6,853)				(6,853)
Balance at Dec. 31, 2020	¥ 181	¥ 35	¥ (45,886)		1,221,339	(881,700)	(5,805)	288,164	(1,103)			287,061
Balance (in shares) at Dec. 31, 2020 | shares	265,384,415	55,260,580	(14,907,047)	(14,907,047)						250,477,368	55,260,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issuance for vested of restricted shares	¥ 1				(1)
Shares issuance for vested of restricted shares (in Shares) | shares	2,023,845
Share-based compensation					9,797			9,797				9,797
Net loss						(101,945)		(101,945)				(101,945)	$ (15,998,000)
Foreign currency translation adjustments							(1,603)	(1,603)				(1,603)	(252,000)
Balance at Dec. 31, 2021	¥ 182	¥ 35	¥ (45,886)		¥ 1,231,135	¥ (983,645)	¥ (7,408)	¥ 194,413	¥ (1,103)			¥ 193,310	$ 30,337,000
Balance (in shares) at Dec. 31, 2021 | shares	267,408,260	55,260,580	(14,907,047)	(14,907,047)						252,501,213	55,260,580